Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Income (Loss) Per Share
Schedule of basic and diluted loss per share

	December 31,	December 31,	December 31,
	2023	2022	2021
Numerator
Net income (loss) for the year – basic	$(64,666)	$12,551	$(34,619)
Gain on financial derivative liability	(6,683)	(27,686)	—
Net loss for the year - diluted	$(71,349)	$(15,135)	$(34,619)
Denominator
Basic – weighted average number of shares outstanding	43,430,951	32,646,906	27,753,182
Effect of dilutive securities	—	8,116,480	—
Diluted – adjusted weighted average number of shares outstanding	43,430,951	40,763,386	27,753,182
Income (loss) Per Share – Basic	$(1.49)	$0.38	$(1.26)
Loss Per Share – Diluted	$(1.49)	$(0.37)	$(1.26)